Note 18 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	(in thousands)
	2018		2017
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL ASSETS
Cash and cash equivalents	$16,475	$16,475	$27,274	$27,274	1
Securities, including FHLB stock	172,656	172,656	174,730	174,730	2,3
Loans held for sale	7,705	7,705	2,384	2,384	3
Net loans and leases	558,087	554,223	503,577	500,916	3
Mortgage servicing rights	1,313	1,313	1,270	1,270	3
Hedging assets	492	492	-	-	3
Total financial assets	$756,728	$752,864	$709,235	$706,574
	(in thousands)
	2018		2017
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL LIABILITIES
Deposits
Maturity	$180,675	$178,947	$170,615	$168,914	3
Non-maturity	485,561	485,561	459,933	459,933	1
Other borrowings	65,443	65,029	57,148	57,096	3
Junior subordinated deferrable interest debentures	12,874	8,318	12,840	9,790	3
Hedging liabilities	86	86	-	-	3
Total financial liabilities	$744,639	$737,941	$700,536	$695,733